Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Computation Of Net Loss Per Share On Basic And Diluted Basis

The following table reflects the computation of net loss per share on a basic and diluted basis for the three and six months ended June 30, 2013 and 2012 (in thousands, except share information):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Income / loss (numerator):
Net income / (loss) from continuing operations	$137	$(1,566)	$(6,742)	$(1,730)
Income from discontinued operations	986	—	1,008	—
Noncontrolling interest	4,664	—	5,559	—
Conversion of preferred units	10,456	—	10,456	—

Net loss attributable to common shareholders	$(13,997)	$(1,566)	$(21,749)	$(1,730)

Weighted-average shares (denominator):
Class A common shares issued in formation transactions	3,301,000	3,301,000	3,301,000	3,301,000
Class B common shares issued in formation transactions	667	667	667	667
Class A common shares issued in 2012 Offering	35,362,998	—	35,362,998	—
Class A common shares issued in 2013 Offering	46,718,750	—	28,134,496	—
Class B common shares issued in connection with 2,770 Property Contribution	634,408	—	431,117	—
Class A common shares issued to members of board of trustees	6,286	—	3,160	—
Class A common shares issued in settlement of subscription agreement	363,115	—	182,561	—
Class A common shares issued in connection with Alaska Joint Venture Acquisition	9,584,482	—	4,818,718	—

Total weighted-average shares	95,971,706	3,301,667	72,234,717	3,301,667

Net loss per share- basic and diluted:
Loss from continuing operations	$(0.16)	$(0.47)	$(0.31)	$(0.52)
Income from discontinued operations	0.01	—	0.01	—

Net loss per share- basic and diluted	(0.15)	(0.47)	(0.30)	(0.52)

The following table reflects the computation of net loss per share on a basic and diluted basis for 2012 and for the period from June 23, 2011 to December 31, 2011 (in thousands, except share information):

	Year ended December 31, 2012	For the period from June 23, 2011 to December 31, 2011
Income / loss (numerator)
Net loss attributable to common shareholders	$(10,236)	$(42)
Weighted-average shares (denominator):
Class A common shares issued in formation transactions	3,301,000	3,301,000
Class A common shares issued in 2012 Offering	3,923,845	—
Class B common shares issued in formation transactions	667	667

Total weighted-average shares	7,225,512	3,301,667

Net loss per share—basic and diluted	$(1.42)	$(0.01)